JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.4%
Australia — 7.2%
Afterpay Ltd.*	235	5,868
AGL Energy Ltd.	866	11,493
Alumina Ltd.	2,622	3,776
AMP Ltd.	4,402	5,312
APA Group	1,560	11,713
Aristocrat Leisure Ltd.	840	20,033
ASX Ltd.	252	14,257
Aurizon Holdings Ltd.	2,628	9,420
AusNet Services	594	700
Australia & New Zealand Banking Group Ltd.	3,824	65,094
Bendigo & Adelaide Bank Ltd.	486	3,356
BHP Group Ltd.	3,890	99,755
BHP Group plc	2,790	60,729
BlueScope Steel Ltd.	688	6,439
Boral Ltd.	1,548	5,102
Brambles Ltd.	2,096	17,507
Caltex Australia Ltd.	342	7,799
Challenger Ltd.	674	3,990
CIMIC Group Ltd.	128	2,477
Coca-Cola Amatil Ltd.	666	5,292
Cochlear Ltd.	72	11,467
Coles Group Ltd.	1,500	16,460
Commonwealth Bank of Australia	2,324	131,579
Computershare Ltd.	662	7,817
Crown Resorts Ltd.	471	3,661
CSL Ltd.	598	122,990
Dexus, REIT	1,430	12,067
Domino’s Pizza Enterprises Ltd.	80	2,908
Evolution Mining Ltd.	1,989	5,020
Flight Centre Travel Group Ltd.	76	1,979
Fortescue Metals Group Ltd.	2,262	16,757
Goodman Group, REIT	2,120	20,988
GPT Group (The), REIT	2,546	10,159
Harvey Norman Holdings Ltd.	886	2,486
Iluka Resources Ltd.	552	3,531
Incitec Pivot Ltd.	2,214	4,807
Insurance Australia Group Ltd.	3,050	14,341
Lendlease Group	774	9,296
Macquarie Group Ltd.	416	39,749
Magellan Financial Group Ltd.	196	8,632
Medibank Pvt Ltd.	3,638	7,475
Mirvac Group, REIT	5,234	11,808
National Australia Bank Ltd.	3,810	65,083
Newcrest Mining Ltd.	1,012	20,260
Orica Ltd.	498	7,524
Origin Energy Ltd.	2,320	12,550
Qantas Airways Ltd.	972	4,121
QBE Insurance Group Ltd.	1,802	16,404
Ramsay Health Care Ltd.	208	10,941
REA Group Ltd.	64	4,843
Reece Ltd.	238	1,771
Rio Tinto Ltd.	490	31,795
Rio Tinto plc	1,312	70,158
Santos Ltd.	2,330	13,373
Scentre Group, REIT	7,036	18,053
SEEK Ltd.	460	6,897
Seven Group Holdings Ltd.	176	2,344
Sonic Healthcare Ltd.	596	12,493
South32 Ltd.	6,790	11,651
Stockland, REIT	3,214	10,507
Suncorp Group Ltd.	1,660	14,181
Sydney Airport	1,456	8,098
Tabcorp Holdings Ltd.	2,656	8,267
Telstra Corp. Ltd.	5,500	14,025
TPG Telecom Ltd.	452	2,247
Transurban Group	3,444	35,899
Treasury Wine Estates Ltd.	946	8,126
Vicinity Centres, REIT	4,244	7,163
Washington H Soul Pattinson & Co. Ltd.	122	1,738
Wesfarmers Ltd.	1,493	44,793
Westpac Banking Corp.	4,538	75,837
WiseTech Global Ltd.	196	3,203
Woodside Petroleum Ltd.	1,238	28,363
Woolworths Group Ltd.	1,734	48,160
Worley Ltd.	422	4,218

		1,451,175

Austria — 0.3%
ANDRITZ AG	96	3,777
BAWAG Group AG(a)	95	4,106
Erste Group Bank AG*	400	14,687
EVN AG	48	948
IMMOFINANZ AG*	124	3,445
Lenzing AG	20	1,584
Oesterreichische Post AG	42	1,594
OMV AG	183	9,094
Raiffeisen Bank International AG	180	4,100
Strabag SE	20	665
Telekom Austria AG	188	1,512
UNIQA Insurance Group AG	150	1,419
Verbund AG	92	4,869
Vienna Insurance Group AG Wiener Versicherung Gruppe	52	1,404
voestalpine AG	150	3,632

		56,836

Belgium — 1.1%
Ackermans & van Haaren NV	24	3,844
Ageas	246	13,565
Anheuser-Busch InBev SA/NV	1,122	84,644
bpost SA	126	1,256
Colruyt SA	62	3,105
Elia System Operator SA/NV	42	4,050
Galapagos NV*	66	14,751
Groupe Bruxelles Lambert SA	108	10,853
KBC Group NV	454	33,312
Proximus SADP	202	5,755
Sofina SA	20	4,575
Solvay SA	100	10,364
Telenet Group Holding NV	56	2,604
UCB SA	166	15,276
Umicore SA	266	12,248

		220,202

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Cambodia — 0.0%(b)
NagaCorp Ltd.	2,000	2,821

Chile — 0.0%(b)
Antofagasta plc	454	4,904

China — 0.2%
Evergrande Health Industry Group Ltd.*	5,000	4,548
Prosus NV*	552	39,818

		44,366

Colombia — 0.0%(b)
Millicom International Cellular SA, SDR	128	6,045

Denmark — 1.9%
Ambu A/S, Class B	224	4,089
AP Moller - Maersk A/S, Class A	4	4,495
AP Moller - Maersk A/S, Class B	7	8,370
Carlsberg A/S, Class B	142	20,737
Chr Hansen Holding A/S	136	10,122
Coloplast A/S, Class B	154	19,417
Danske Bank A/S	902	15,057
Demant A/S*	132	4,280
DSV Panalpina A/S	278	30,182
Genmab A/S*	84	19,336
GN Store Nord A/S	188	9,325
H Lundbeck A/S	82	3,484
ISS A/S	210	5,102
Jyske Bank A/S (Registered)*	88	3,346
Novo Nordisk A/S, Class B	2,192	133,431
Novozymes A/S, Class B	286	14,912
Orsted A/S(a)	222	24,214
Pandora A/S	130	6,741
Rockwool International A/S, Class A	8	1,717
Rockwool International A/S, Class B	10	2,331
Tryg A/S	160	4,848
Vestas Wind Systems A/S	266	26,405

		371,941

Finland — 1.2%
Elisa OYJ	194	11,688
Fortum OYJ	574	13,891
Huhtamaki OYJ	126	5,600
Kesko OYJ, Class A	30	1,896
Kesko OYJ, Class B	88	5,949
Kone OYJ, Class B	536	34,633
Konecranes OYJ	86	2,592
Metso OYJ	172	6,103
Neste OYJ	566	22,523
Nokia OYJ	7,446	28,985
Nokian Renkaat OYJ	170	4,583
Nordea Bank Abp	4,268	33,668
Orion OYJ, Class A	44	2,065
Orion OYJ, Class B	134	6,331
Sampo OYJ, Class A	650	29,424
Stora Enso OYJ, Class R	808	10,488
UPM-Kymmene OYJ	702	22,119
Wartsila OYJ Abp	640	7,861

		250,399

France — 10.4%
Accor SA	238	9,744
Adevinta ASA*	298	3,635
Aeroports de Paris	40	7,568
Air Liquide SA	626	90,513
Airbus SE	798	117,198
Alstom SA	248	13,144
Amundi SA(a)	71	5,747
Arkema SA	96	8,796
Atos SE	126	10,449
AXA SA	2,564	68,181
BioMerieux	54	5,352
BNP Paribas SA	1,512	80,238
Bollore SA	1,046	4,250
Bouygues SA	328	12,959
Bureau Veritas SA	370	10,195
Capgemini SE	206	25,583
Carrefour SA	756	12,793
Casino Guichard Perrachon SA(c)	68	2,765
Cie de Saint-Gobain	726	27,391
Cie Generale des Etablissements Michelin SCA	236	27,382
CNP Assurances	172	3,096
Covivio, REIT	5	593
Credit Agricole SA	1,674	22,616
Danone SA	850	68,021
Dassault Aviation SA	4	4,871
Dassault Systemes SE	180	31,161
Edenred	318	17,173
Eiffage SA	106	12,287
Electricite de France SA	604	7,457
Engie SA	2,420	41,656
EssilorLuxottica SA	382	56,558
Eutelsat Communications SA	222	3,327
Faurecia SE	98	4,669
Gecina SA, REIT	76	14,363
Getlink SE	572	10,091
Hermes International	46	34,349
ICADE, REIT	38	4,248
Iliad SA	34	4,462
Ipsen SA	48	3,562
JCDecaux SA	88	2,352
Kering SA	100	61,102
Klepierre SA, REIT	274	9,314
Legrand SA	350	28,004
L’Oreal SA	336	93,457
LVMH Moet Hennessy Louis Vuitton SE	358	155,899
Natixis SA	1,206	5,093
Orange SA	2,520	35,623
Pernod Ricard SA	286	49,517
Peugeot SA	752	15,484
Publicis Groupe SA	294	13,033
Renault SA	272	10,639
Safran SA	446	71,912
Sanofi	1,518	146,394
Sartorius Stedim Biotech	32	5,738

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
France — continued
Schneider Electric SE	734	73,199
SEB SA	36	4,622
Societe Generale SA	1,052	34,042
Sodexo SA	112	11,727
Suez	333	5,465
Teleperformance	76	19,068
Thales SA	138	15,143
TOTAL SA	3,336	162,432
Ubisoft Entertainment SA*	94	7,129
Unibail-Rodamco-Westfield, REIT	180	24,475
Valeo SA	316	9,386
Veolia Environnement SA	740	21,830
Vinci SA	664	73,564
Vivendi SA	1,096	29,975
Worldline SA*(a)	110	7,751

		2,091,812

Germany — 8.1%
1&1 Drillisch AG	64	1,573
adidas AG	246	77,764
Allianz SE (Registered)	550	131,309
Aroundtown SA	1,180	11,171
BASF SE	1,216	82,076
Bayer AG (Registered)	1,302	104,493
Bayerische Motoren Werke AG	420	29,917
Bayerische Motoren Werke AG (Preference)	72	4,013
Beiersdorf AG	132	14,991
Brenntag AG	113	5,848
Continental AG	142	16,205
Covestro AG(a)	224	9,440
Daimler AG (Registered)	1,174	54,364
Delivery Hero SE*(a)	178	13,696
Deutsche Bank AG (Registered)	2,734	25,013
Deutsche Boerse AG	250	40,581
Deutsche Lufthansa AG (Registered)	314	4,783
Deutsche Post AG (Registered)	1,282	44,729
Deutsche Telekom AG (Registered)	4,278	69,286
Deutsche Wohnen SE	474	20,055
E.ON SE	2,896	32,814
Evonik Industries AG	222	6,084
Fraport AG Frankfurt Airport Services Worldwide	46	3,421
Fresenius Medical Care AG & Co. KGaA	280	21,528
Fresenius SE & Co. KGaA	540	27,573
GEA Group AG	220	6,587
Hannover Rueck SE	78	15,145
HeidelbergCement AG	194	13,084
Henkel AG & Co. KGaA	136	12,530
Henkel AG & Co. KGaA (Preference)	238	24,205
HOCHTIEF AG	28	3,239
Infineon Technologies AG	1,656	35,576
KION Group AG	86	5,383
LANXESS AG	110	6,597
Merck KGaA	174	22,312
MTU Aero Engines AG	70	21,201
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	190	56,020
Porsche Automobil Holding SE (Preference)	202	13,621
Puma SE	112	8,968
RWE AG	762	26,416
SAP SE	1,430	186,231
Sartorius AG (Preference)	44	10,239
Siemens AG (Registered)*	1,063	131,108
Symrise AG	170	17,468
Talanx AG	66	3,294
Telefonica Deutschland Holding AG	1,216	3,686
thyssenkrupp AG(c)	538	6,615
TUI AG	580	5,942
Uniper SE	240	7,863
United Internet AG (Registered)	166	5,367
Volkswagen AG	46	8,423
Volkswagen AG (Preference)	242	43,418
Vonovia SE	716	40,866
Wacker Chemie AG	20	1,435
Wirecard AG(c)	152	22,454
Zalando SE*(a)	178	8,523

		1,626,543

Ghana — 0.0%(b)
Tullow Oil plc	1,858	1,232

Hong Kong — 2.7%
AIA Group Ltd.	15,800	156,561
ASM Pacific Technology Ltd.	400	5,390
Bank of East Asia Ltd. (The)	2,400	5,177
Cathay Pacific Airways Ltd.	2,000	2,522
Chow Tai Fook Jewellery Group Ltd.	1,600	1,442
CK Asset Holdings Ltd.	3,000	19,167
CK Infrastructure Holdings Ltd.	1,000	6,977
CLP Holdings Ltd.	2,000	20,799
Dairy Farm International Holdings Ltd.	400	2,060
Hang Lung Properties Ltd.	2,000	4,178
Hang Seng Bank Ltd.	1,000	20,213
Henderson Land Development Co. Ltd.	2,000	8,979
HK Electric Investments & HK Electric Investments Ltd.(a)	2,000	1,998
HKT Trust & HKT Ltd.	4,000	5,971
Hong Kong & China Gas Co. Ltd.	14,000	26,792
Hong Kong Exchanges & Clearing Ltd.	1,500	49,286
Hysan Development Co. Ltd.	1,000	3,733
Jardine Matheson Holdings Ltd.	400	22,297
Jardine Strategic Holdings Ltd.	200	6,120
Kerry Properties Ltd.	1,000	2,789
Link, REIT	3,000	30,338
MTR Corp. Ltd.	2,000	11,217
New World Development Co. Ltd.	8,000	9,993
NWS Holdings Ltd.	2,000	2,570
PCCW Ltd.	6,000	3,534
Power Assets Holdings Ltd.	2,000	14,439
Sino Land Co. Ltd.	4,000	5,451

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Hong Kong — continued
Sun Hung Kai Properties Ltd.	2,000	27,861
Swire Pacific Ltd., Class A	1,000	8,781
Swire Pacific Ltd., Class B	2,500	3,535
Swire Properties Ltd.	1,600	4,967
Techtronic Industries Co. Ltd.	2,000	15,958
WH Group Ltd.(a)	13,000	12,234
Wharf Holdings Ltd. (The)	1,000	2,470
Wharf Real Estate Investment Co. Ltd.	2,000	10,329
Yue Yuen Industrial Holdings Ltd.	1,000	2,781

		538,909

Ireland — 0.6%
AIB Group plc	1,040	3,049
Bank of Ireland Group plc	1,226	5,971
CRH plc	1,062	39,875
Flutter Entertainment plc	102	11,571
Glanbia plc	260	3,036
Kerry Group plc, Class A	198	25,319
Kingspan Group plc	202	12,467
Smurfit Kappa Group plc	310	10,720

		112,008

Israel — 0.4%
Azrieli Group Ltd.	50	3,685
Bank Hapoalim BM	1,480	12,707
Bank Leumi Le-Israel BM	1,978	14,221
Bezeq The Israeli Telecommunication Corp. Ltd.*	2,700	2,074
Elbit Systems Ltd.	31	4,734
Israel Chemicals Ltd.	912	3,831
Israel Discount Bank Ltd., Class A	1,542	6,994
Mizrahi Tefahot Bank Ltd.	176	4,791
Nice Ltd.*	84	14,478
Teva Pharmaceutical Industries Ltd.*	1,442	14,865

		82,380

Italy — 2.2%
A2A SpA	2,068	4,131
Amplifon SpA	110	3,128
Assicurazioni Generali SpA	1,606	31,294
Atlantia SpA	622	15,263
Banca Mediolanum SpA	334	3,012
Banco BPM SpA*	2,002	4,093
Buzzi Unicem SpA	10	141
Buzzi Unicem SpA	92	2,148
Davide Campari-Milano SpA	552	5,336
DiaSorin SpA	14	1,721
Enel SpA	10,202	88,924
Eni SpA	3,364	47,122
Ferrari NV	172	29,025
FinecoBank Banca Fineco SpA	660	7,722
Freni Brembo SpA	206	2,356
Hera SpA	1,044	4,748
Infrastrutture Wireless Italiane SpA(a)	316	3,286
Intesa Sanpaolo SpA	20,822	51,712
Leonardo SpA	536	6,585
Mediaset SpA*(c)	468	1,236
Mediobanca Banca di Credito Finanziario SpA	811	8,090
Moncler SpA	250	10,761
Nexi SpA*(a)	330	4,679
Pirelli & C SpA(a)	572	2,770
Poste Italiane SpA(a)	606	6,942
Prysmian SpA	356	7,897
Recordati SpA	136	5,820
Saipem SpA*	597	2,475
Salvatore Ferragamo SpA	86	1,587
Snam SpA	2,872	15,393
Telecom Italia SpA	7,966	4,188
Telecom Italia SpA*	14,268	7,661
Terna Rete Elettrica Nazionale SpA	1,854	12,934
UniCredit SpA	2,796	37,347
Unione di Banche Italiane SpA	1,342	4,016
UnipolSai Assicurazioni SpA	784	2,099

		447,642

Japan — 26.0%
Acom Co. Ltd.	800	3,747
Advance Residence Investment Corp., REIT	2	6,290
Advantest Corp.	300	15,651
Aeon Co. Ltd.	1,200	24,544
AEON Financial Service Co. Ltd.	200	3,125
Aeon Mall Co. Ltd.	200	3,323
AGC, Inc.	300	10,112
Air Water, Inc.	200	2,747
Aisin Seiki Co. Ltd.	200	6,658
Ajinomoto Co., Inc.	800	13,176
Alfresa Holdings Corp.	300	6,028
Alps Alpine Co. Ltd.	400	7,181
Amada Holdings Co. Ltd.	600	6,249
ANA Holdings, Inc.	200	6,247
Aozora Bank Ltd.	100	2,695
Asahi Group Holdings Ltd.	600	27,815
Asahi Intecc Co. Ltd.	400	11,021
Asahi Kasei Corp.	1,800	18,411
Asics Corp.	200	2,922
Astellas Pharma, Inc.	2,300	40,641
Bandai Namco Holdings, Inc.	300	17,433
Bank of Kyoto Ltd. (The)	200	7,993
Benesse Holdings, Inc.	200	5,494
Bridgestone Corp.	800	28,335
Brother Industries Ltd.	400	7,725
Calbee, Inc.	200	6,540
Canon Marketing Japan, Inc.	200	4,767
Canon, Inc.	1,600	41,959
Casio Computer Co. Ltd.	400	7,414
Central Japan Railway Co.	300	58,885
Chiba Bank Ltd. (The)	1,000	5,423
Chubu Electric Power Co., Inc.	1,000	13,581
Chugai Pharmaceutical Co. Ltd.	300	30,729
Chugoku Bank Ltd. (The)	400	3,792
Chugoku Electric Power Co., Inc. (The)	400	5,279
Citizen Watch Co. Ltd.	600	2,901
Coca-Cola Bottlers Japan Holdings, Inc.	200	5,264
Concordia Financial Group Ltd.	1,600	6,031
Credit Saison Co. Ltd.	200	3,208

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Japan — continued
CyberAgent, Inc.	200	7,970
Dai Nippon Printing Co. Ltd.	400	11,030
Daicel Corp.	400	3,787
Daifuku Co. Ltd.	100	6,021
Dai-ichi Life Holdings, Inc.	1,600	23,746
Daiichi Sankyo Co. Ltd.	800	54,062
Daikin Industries Ltd.	400	56,363
Daito Trust Construction Co. Ltd.	100	11,780
Daiwa House Industry Co. Ltd.	800	25,186
Daiwa House REIT Investment Corp., REIT	2	5,336
Daiwa Securities Group, Inc.	2,000	10,115
DeNA Co. Ltd.	200	3,289
Denso Corp.	700	28,716
Dentsu Group, Inc.	300	9,942
East Japan Railway Co.	400	35,221
Eisai Co. Ltd.	400	30,145
Electric Power Development Co. Ltd.	200	4,510
FamilyMart Co. Ltd.	300	6,561
FANUC Corp.	200	36,426
Fast Retailing Co. Ltd.	100	53,788
Fuji Electric Co. Ltd.	200	5,856
FUJIFILM Holdings Corp.	500	24,832
Fujitsu Ltd.	200	21,147
Fukuoka Financial Group, Inc.	200	3,466
Furukawa Electric Co. Ltd.	200	4,644
GLP J, REIT	6	8,059
GungHo Online Entertainment, Inc.	100	1,819
Hachijuni Bank Ltd. (The)	600	2,292
Hakuhodo DY Holdings, Inc.	400	5,668
Hamamatsu Photonics KK	200	8,456
Hankyu Hanshin Holdings, Inc.	400	16,229
Haseko Corp.	300	3,911
Hino Motors Ltd.	400	3,746
Hirose Electric Co. Ltd.	100	12,403
Hisamitsu Pharmaceutical Co., Inc.	100	5,057
Hitachi Chemical Co. Ltd.	200	8,373
Hitachi Construction Machinery Co. Ltd.	200	5,360
Hitachi High-Technologies Corp.	100	7,150
Hitachi Ltd.	1,300	49,514
Hitachi Metals Ltd.	400	6,148
Honda Motor Co. Ltd.	2,400	61,381
Hoshizaki Corp.	100	9,199
Hoya Corp.	500	47,853
Hulic Co. Ltd.	800	9,700
Ibiden Co. Ltd.	200	4,607
Idemitsu Kosan Co. Ltd.	400	9,983
IHI Corp.	200	4,737
Iida Group Holdings Co. Ltd.	200	3,371
Inpex Corp.	1,400	13,068
Isetan Mitsukoshi Holdings Ltd.	600	4,684
Isuzu Motors Ltd.	800	7,838
ITOCHU Corp.	2,100	49,058
Itochu Techno-Solutions Corp.	200	5,890
Iyo Bank Ltd. (The)	400	2,064
Izumi Co. Ltd.	100	3,152
J Front Retailing Co. Ltd.	400	4,815
Japan Airlines Co. Ltd.	200	5,626
Japan Airport Terminal Co. Ltd.	100	4,609
Japan Exchange Group, Inc.	800	14,337
Japan Post Holdings Co. Ltd.	2,000	18,193
Japan Prime Realty Investment Corp., REIT	2	9,253
Japan Real Estate Investment Corp., REIT	2	14,605
Japan Retail Fund Investment Corp., REIT	4	8,559
Japan Tobacco, Inc.	1,400	29,602
JFE Holdings, Inc.	600	7,105
JGC Holdings Corp.	400	5,746
JSR Corp.	200	3,562
JTEKT Corp.	400	4,242
JXTG Holdings, Inc.	4,200	17,863
Kajima Corp.	600	7,612
Kakaku.com, Inc.	200	5,225
Kamigumi Co. Ltd.	200	4,274
Kansai Electric Power Co., Inc. (The)	1,000	11,223
Kansai Mirai Financial Group, Inc.	200	1,154
Kansai Paint Co. Ltd.	400	9,575
Kao Corp.	600	47,854
Kawasaki Heavy Industries Ltd.	200	3,943
KDDI Corp.	2,200	66,482
Keihan Holdings Co. Ltd.	200	9,044
Keikyu Corp.	400	7,363
Keio Corp.	100	5,720
Keisei Electric Railway Co. Ltd.	200	7,235
Kewpie Corp.	200	4,171
Keyence Corp.	200	67,231
Kikkoman Corp.	200	9,692
Kinden Corp.	200	3,408
Kintetsu Group Holdings Co. Ltd.	200	10,541
Kirin Holdings Co. Ltd.	1,200	26,355
Kobayashi Pharmaceutical Co. Ltd.	100	8,052
Kobe Steel Ltd.	400	1,827
Koito Manufacturing Co. Ltd.	200	8,679
Komatsu Ltd.	1,300	28,744
Konami Holdings Corp.	100	3,873
Konica Minolta, Inc.	800	4,883
K’s Holdings Corp.	400	4,857
Kubota Corp.	1,600	25,055
Kuraray Co. Ltd.	400	4,808
Kurita Water Industries Ltd.	200	5,849
Kyocera Corp.	400	26,283
Kyowa Kirin Co. Ltd.	400	9,404
Kyushu Electric Power Co., Inc.	600	4,941
Kyushu Financial Group, Inc.	600	2,505
Kyushu Railway Co.	200	6,544
Lawson, Inc.	100	5,788
Lion Corp.	400	7,599
LIXIL Group Corp.	400	6,651
M3, Inc.	600	17,463
Makita Corp.	400	15,300
Marubeni Corp.	2,200	15,808
Marui Group Co. Ltd.	200	4,626
Maruichi Steel Tube Ltd.	200	5,549

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Japan — continued
Matsumotokiyoshi Holdings Co. Ltd.	200	7,997
Mazda Motor Corp.	800	6,715
McDonald’s Holdings Co. Japan Ltd.	100	4,753
Mebuki Financial Group, Inc.	1,000	2,216
Medipal Holdings Corp.	200	4,238
MEIJI Holdings Co. Ltd.	200	14,075
Mercari, Inc.*	100	1,742
MINEBEA MITSUMI, Inc.	600	11,656
MISUMI Group, Inc.	400	9,925
Mitsubishi Chemical Holdings Corp.	1,800	13,009
Mitsubishi Corp.	2,100	53,835
Mitsubishi Electric Corp.	3,000	41,595
Mitsubishi Estate Co. Ltd.	1,900	37,210
Mitsubishi Gas Chemical Co., Inc.	200	3,028
Mitsubishi Heavy Industries Ltd.	400	14,591
Mitsubishi Materials Corp.	200	5,030
Mitsubishi Motors Corp.	800	2,981
Mitsubishi UFJ Financial Group, Inc.	17,200	88,315
Mitsubishi UFJ Lease & Finance Co. Ltd.	800	5,011
Mitsui & Co. Ltd.	2,400	42,685
Mitsui Chemicals, Inc.	200	4,392
Mitsui Fudosan Co. Ltd.	1,400	37,080
Mitsui OSK Lines Ltd.	200	4,809
Mizuho Financial Group, Inc.	33,400	49,530
MonotaRO Co. Ltd.	200	4,798
MS&AD Insurance Group Holdings, Inc.	600	19,928
Murata Manufacturing Co. Ltd.	800	45,292
Nabtesco Corp.	200	5,731
Nagoya Railroad Co. Ltd.	200	5,868
Nankai Electric Railway Co. Ltd.	200	5,162
NEC Corp.	400	17,805
Nexon Co. Ltd.*	600	8,126
NGK Insulators Ltd.	400	6,707
NGK Spark Plug Co. Ltd.	200	3,514
NH Foods Ltd.	200	8,779
NHK Spring Co. Ltd.	200	1,610
Nidec Corp.	300	37,731
Nihon M&A Center, Inc.	200	5,721
Nikon Corp.	400	4,830
Nintendo Co. Ltd.	200	73,571
Nippon Building Fund, Inc., REIT	2	16,201
Nippon Electric Glass Co. Ltd.	100	1,932
Nippon Express Co. Ltd.	200	10,422
Nippon Paint Holdings Co. Ltd.	200	9,560
Nippon Prologis REIT, Inc., REIT	4	11,499
Nippon Shinyaku Co. Ltd.	100	8,866
Nippon Shokubai Co. Ltd.	100	5,863
Nippon Steel Corp.	1,400	19,426
Nippon Telegraph & Telephone Corp.	1,600	40,795
Nippon Yusen KK	200	3,185
Nissan Chemical Corp.	200	8,265
Nissan Motor Co. Ltd.	3,000	16,279
Nisshin Seifun Group, Inc.	400	6,830
Nissin Foods Holdings Co. Ltd.	200	15,012
Nitori Holdings Co. Ltd.	100	15,540
Nitto Denko Corp.	200	11,118
NOK Corp.	200	2,664
Nomura Holdings, Inc.	4,400	22,525
Nomura Real Estate Holdings, Inc.	200	4,925
Nomura Real Estate Master Fund, Inc., REIT	8	14,087
Nomura Research Institute Ltd.	600	13,203
NSK Ltd.	800	6,673
NTT Data Corp.	800	11,238
NTT DOCOMO, Inc.	1,600	45,460
Obayashi Corp.	1,000	10,967
Obic Co. Ltd.	100	13,626
Odakyu Electric Railway Co. Ltd.	400	8,873
Oji Holdings Corp.	1,400	7,113
Olympus Corp.	1,800	29,083
Omron Corp.	300	17,179
Ono Pharmaceutical Co. Ltd.	800	18,421
Orient Corp.	800	1,229
Oriental Land Co. Ltd.	300	39,070
ORIX Corp.	1,600	27,028
Orix JREIT, Inc., REIT	4	8,451
Osaka Gas Co. Ltd.	600	10,153
Otsuka Corp.	100	3,899
Otsuka Holdings Co. Ltd.	700	31,098
Pan Pacific International Holdings Corp.	800	12,909
Panasonic Corp.	3,000	29,814
Park24 Co. Ltd.	200	5,023
PeptiDream, Inc.*	100	4,734
Persol Holdings Co. Ltd.	200	3,576
Pigeon Corp.	200	7,058
Pola Orbis Holdings, Inc.	200	4,333
Rakuten, Inc.	1,000	7,714
Recruit Holdings Co. Ltd.	2,100	81,850
Renesas Electronics Corp.*	1,400	8,808
Resona Holdings, Inc.	2,800	11,547
Ricoh Co. Ltd.	1,000	11,346
Rinnai Corp.	100	7,128
Rohm Co. Ltd.	200	14,387
Ryohin Keikaku Co. Ltd.	400	6,687
Sankyo Co. Ltd.	100	3,360
Santen Pharmaceutical Co. Ltd.	600	11,190
SBI Holdings, Inc.	400	9,272
Secom Co. Ltd.	200	17,551
Sega Sammy Holdings, Inc.	200	2,723
Seibu Holdings, Inc.	400	6,235
Seiko Epson Corp.	400	5,849
Sekisui Chemical Co. Ltd.	600	9,993
Sekisui House Ltd.	800	17,202
Seven & i Holdings Co. Ltd.	1,000	38,343
Seven Bank Ltd.	800	2,392
SG Holdings Co. Ltd.	400	8,457
Sharp Corp.	200	2,713
Shikoku Electric Power Co., Inc.	200	1,696
Shimadzu Corp.	400	11,226
Shimano, Inc.	100	15,333
Shimizu Corp.	1,000	10,257
Shin-Etsu Chemical Co. Ltd.	500	57,182

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Japan — continued
Shinsei Bank Ltd.	400	6,124
Shionogi & Co. Ltd.	300	17,842
Shiseido Co. Ltd.	500	32,190
Shizuoka Bank Ltd. (The)	600	4,212
Showa Denko KK	200	4,783
SMC Corp.	100	43,167
Softbank Corp.	2,200	30,182
SoftBank Group Corp.	2,100	84,787
Sohgo Security Services Co. Ltd.	200	10,380
Sojitz Corp.	1,200	3,777
Sompo Holdings, Inc.	500	18,682
Sony Corp.	1,700	118,876
Sony Financial Holdings, Inc.	200	4,605
Square Enix Holdings Co. Ltd.	100	4,909
Stanley Electric Co. Ltd.	200	5,151
Subaru Corp.	800	20,010
SUMCO Corp.	300	4,587
Sumitomo Chemical Co. Ltd.	2,200	9,348
Sumitomo Corp.	1,600	23,799
Sumitomo Dainippon Pharma Co. Ltd.	200	3,433
Sumitomo Electric Industries Ltd.	1,000	13,332
Sumitomo Heavy Industries Ltd.	200	5,239
Sumitomo Metal Mining Co. Ltd.	300	8,529
Sumitomo Mitsui Financial Group, Inc.	1,700	59,771
Sumitomo Mitsui Trust Holdings, Inc.	500	18,435
Sumitomo Realty & Development Co. Ltd.	600	22,089
Sumitomo Rubber Industries Ltd.	200	2,197
Sundrug Co. Ltd.	200	6,778
Suntory Beverage & Food Ltd.	200	8,468
Suzuken Co. Ltd.	200	7,668
Suzuki Motor Corp.	600	27,453
Sysmex Corp.	200	14,308
T&D Holdings, Inc.	800	8,527
Taiheiyo Cement Corp.	200	5,383
Taisei Corp.	300	11,977
Taisho Pharmaceutical Holdings Co. Ltd.	100	7,065
Taiyo Nippon Sanso Corp.	300	6,576
Takashimaya Co. Ltd.	400	4,277
Takeda Pharmaceutical Co. Ltd.	2,000	76,807
TDK Corp.	200	21,175
Teijin Ltd.	200	3,576
Terumo Corp.	900	32,396
THK Co. Ltd.	200	4,986
TIS, Inc.	100	6,008
Tobu Railway Co. Ltd.	400	14,091
Toho Co. Ltd.	200	7,368
Toho Gas Co. Ltd.	200	7,726
Tohoku Electric Power Co., Inc.	600	5,624
Tokio Marine Holdings, Inc.	1,000	54,281
Tokyo Electric Power Co. Holdings, Inc.*	1,000	3,960
Tokyo Electron Ltd.	200	43,989
Tokyo Gas Co. Ltd.	600	13,192
Tokyo Tatemono Co. Ltd.	400	6,463
Tokyu Corp.	800	14,098
Tokyu Fudosan Holdings Corp.	800	5,639
Toppan Printing Co. Ltd.	600	11,958
Toray Industries, Inc.	2,200	14,395
Toshiba Corp.	600	19,176
Tosoh Corp.	400	5,642
TOTO Ltd.	200	8,127
Toyo Seikan Group Holdings Ltd.	200	3,384
Toyo Suisan Kaisha Ltd.	200	8,379
Toyoda Gosei Co. Ltd.	200	4,538
Toyota Industries Corp.	400	21,635
Toyota Motor Corp.	3,400	236,394
Toyota Tsusho Corp.	400	13,829
Ube Industries Ltd.	200	4,014
Unicharm Corp.	500	17,112
United Urban Investment Corp., REIT	4	7,173
USS Co. Ltd.	400	7,260
West Japan Railway Co.	200	16,922
Yakult Honsha Co. Ltd.	200	10,059
Yamada Denki Co. Ltd.	1,000	5,040
Yamaguchi Financial Group, Inc.	200	1,204
Yamaha Corp.	200	10,217
Yamaha Motor Co. Ltd.	400	7,423
Yamato Holdings Co. Ltd.	600	9,608
Yamazaki Baking Co. Ltd.	200	3,806
Yaskawa Electric Corp.	300	10,270
Yokogawa Electric Corp.	400	6,960
Yokohama Rubber Co. Ltd. (The)	200	3,399
Z Holdings Corp.	3,600	14,299
ZOZO, Inc.	200	3,331

		5,240,438

Jordan — 0.0%(b)
Hikma Pharmaceuticals plc	180	4,346

Luxembourg — 0.2%
ArcelorMittal SA	848	12,455
Eurofins Scientific SE	16	8,606
RTL Group SA	48	2,181
SES SA, FDR	504	6,186
Tenaris SA	622	6,428

		35,856

Macau — 0.3%
Galaxy Entertainment Group Ltd.	4,000	26,178
MGM China Holdings Ltd.	1,600	2,234
Sands China Ltd.	3,200	15,432
SJM Holdings Ltd.	2,000	2,230
Wynn Macau Ltd.	1,600	3,321

		49,395

Mexico — 0.0%(b)
Fresnillo plc	236	2,061

Netherlands — 4.2%
ABN AMRO Bank NV, CVA(a)	546	9,503
Adyen NV*(a)	32	29,405
Aegon NV	1,854	7,508
Akzo Nobel NV	269	25,385
Altice Europe NV*	946	6,080

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Netherlands — continued
Argenx SE*	56	8,088
ASML Holding NV	572	160,525
EXOR NV	130	9,579
GrandVision NV(a)	80	2,454
HAL Trust	112	17,891
Heineken Holding NV	128	12,579
Heineken NV	316	34,383
ING Groep NV	5,146	55,871
Koninklijke Ahold Delhaize NV	1,455	35,708
Koninklijke DSM NV	242	29,453
Koninklijke KPN NV	4,664	13,068
Koninklijke Philips NV	1,196	54,774
Koninklijke Vopak NV	78	4,177
NN Group NV	402	13,953
OCI NV*	84	1,447
Randstad NV	92	5,284
Royal Dutch Shell plc, Class A	5,504	144,537
Royal Dutch Shell plc, Class B	4,948	130,017
Wolters Kluwer NV	368	27,652

		839,321

New Zealand — 0.3%
a2 Milk Co. Ltd.*	972	9,313
Auckland International Airport Ltd.	1,252	6,969
Contact Energy Ltd.	948	4,538
Fisher & Paykel Healthcare Corp. Ltd.	756	11,309
Fletcher Building Ltd.	1,094	3,905
Mercury NZ Ltd.	830	2,796
Meridian Energy Ltd.	1,660	5,704
Ryman Healthcare Ltd.	546	5,788
Spark New Zealand Ltd.	2,426	7,266

		57,588

Norway — 0.7%
Aker ASA, Class A	34	1,875
Aker BP ASA	144	4,056
DNB ASA	1,186	20,734
Equinor ASA	1,395	25,176
Gjensidige Forsikring ASA	252	5,492
Kongsberg Gruppen ASA	120	1,866
Leroy Seafood Group ASA	372	2,414
Mowi ASA	594	14,168
Norsk Hydro ASA	1,808	5,651
Orkla ASA	1,074	10,368
Salmar ASA	72	3,522
Schibsted ASA, Class A	108	3,252
Schibsted ASA, Class B	138	3,898
Storebrand ASA	622	4,779
Telenor ASA	860	15,541
TGS NOPEC Geophysical Co. ASA	154	3,914
Yara International ASA	234	8,498

		135,204

Portugal — 0.2%
Banco Comercial Portugues SA, Class R	10,588	2,246
EDP - Energias de Portugal SA	2,860	14,343
Galp Energia SGPS SA	602	9,097
Jeronimo Martins SGPS SA	328	5,644
Navigator Co. SA (The)*	296	1,062
NOS SGPS SA	330	1,713
Sonae SGPS SA	1,244	1,158

		35,263

Russia — 0.0%(b)
Evraz plc	714	3,315
Polymetal International plc	262	4,445

		7,760

Singapore — 1.3%
Ascendas, REIT	3,800	8,750
CapitaLand Commercial Trust, REIT	3,800	5,719
CapitaLand Ltd.	3,600	9,487
CapitaLand Mall Trust, REIT	3,800	6,986
City Developments Ltd.	1,000	7,707
ComfortDelGro Corp. Ltd.	2,600	4,113
DBS Group Holdings Ltd.	2,400	44,211
Frasers Property Ltd.	400	498
Genting Singapore Ltd.	7,200	4,506
Golden Agri-Resources Ltd.	8,800	1,346
Great Eastern Holdings Ltd.	100	1,585
Jardine Cycle & Carriage Ltd.	200	4,252
Keppel, REIT	2,200	1,951
Keppel Corp. Ltd.	1,800	8,749
Mapletree Commercial Trust, REIT	2,800	4,809
Mapletree North Asia Commercial Trust, REIT(a)	2,800	2,433
Olam International Ltd.	1,000	1,315
Oversea-Chinese Banking Corp. Ltd.	5,000	39,346
SATS Ltd.	400	1,331
Sembcorp Industries Ltd.	1,000	1,542
Sembcorp Marine Ltd.*	1,200	1,010
Singapore Airlines Ltd.	600	3,740
Singapore Exchange Ltd.	1,000	6,344
Singapore Press Holdings Ltd.	1,800	2,645
Singapore Technologies Engineering Ltd.	2,200	6,589
Singapore Telecommunications Ltd.	11,000	26,469
Suntec, REIT	2,800	3,761
United Overseas Bank Ltd.	2,000	37,304
UOL Group Ltd.	800	4,647
Venture Corp. Ltd.	400	4,723
Wilmar International Ltd.	4,200	11,960
Yanlord Land Group Ltd.	800	669

		270,497

South Africa — 0.2%
Anglo American plc	1,828	47,700

Spain — 2.7%
Acciona SA	28	3,178
ACS Actividades de Construccion y Servicios SA	364	12,102
Aena SME SA(a)	96	17,768
Amadeus IT Group SA	566	44,378
Banco Bilbao Vizcaya Argentaria SA	8,812	45,616
Banco de Sabadell SA	7,532	6,787
Banco Santander SA	21,966	86,566
Bankia SA	1,546	2,810
CaixaBank SA	4,744	13,866

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Spain — continued
Cellnex Telecom SA(a)	356	17,706
EDP Renovaveis SA	196	2,608
Enagas SA	325	8,757
Endesa SA	418	11,477
Ferrovial SA	636	20,203
Grifols SA	386	12,964
Grifols SA (Preference), Class B	340	7,734
Iberdrola SA	7,902	86,458
Industria de Diseno Textil SA	1,410	47,414
Mapfre SA	102	261
Naturgy Energy Group SA	442	11,658
Red Electrica Corp. SA	572	11,443
Repsol SA	1,942	26,727
Siemens Gamesa Renewable Energy SA	298	4,750
Telefonica SA	6,038	40,839

		544,070

Sweden — 2.8%
Alfa Laval AB	398	9,935
Assa Abloy AB, Class B	1,314	31,189
Atlas Copco AB, Class A	858	30,368
Atlas Copco AB, Class B	451	14,019
Axfood AB	139	2,882
Boliden AB*	358	8,499
Castellum AB	338	8,307
Electrolux AB, Series B	336	7,982
Elekta AB, Class B	482	5,528
Epiroc AB, Class A	828	9,579
Epiroc AB, Class B	518	5,854
Essity AB, Class A	42	1,335
Essity AB, Class B	804	25,524
Fabege AB	364	6,240
Fastighets AB Balder, Class B*	128	6,072
Getinge AB, Class B	286	4,871
Hennes & Mauritz AB, Class B	1,026	22,510
Hexagon AB, Class B	372	20,223
Hexpol AB	344	3,101
Holmen AB, Class B	128	3,790
Husqvarna AB, Class A	4	30
Husqvarna AB, Class B	542	4,085
ICA Gruppen AB	116	5,100
Industrivarden AB, Class A	210	5,077
Industrivarden AB, Class C	218	5,139
Intrum AB	78	2,161
Investment AB Latour, Class B	166	2,771
Investor AB, Class A	174	9,489
Investor AB, Class B	630	34,496
Kinnevik AB, Class B	316	7,624
L E Lundbergforetagen AB, Class B	88	3,820
Lundin Petroleum AB	250	7,604
NCC AB, Class B	112	2,092
Nibe Industrier AB, Class B	484	8,388
Saab AB, Class B	110	3,571
Sandvik AB	1,464	26,720
Securitas AB, Class B	422	6,642
Skandinaviska Enskilda Banken AB, Class A	2,120	20,950
Skanska AB, Class B	476	11,018
SKF AB, Class A	24	439
SKF AB, Class B	498	9,116
SSAB AB, Class B	790	2,274
Svenska Cellulosa AB SCA, Class A	42	430
Svenska Cellulosa AB SCA, Class B	800	8,004
Svenska Handelsbanken AB, Class A	1,970	19,301
Swedbank AB, Class A	1,226	18,824
Swedish Match AB	224	12,665
Swedish Orphan Biovitrum AB*	240	4,272
Tele2 AB, Class B	656	9,897
Telefonaktiebolaget LM Ericsson, Class A	82	690
Telefonaktiebolaget LM Ericsson, Class B	3,462	27,220
Telia Co. AB	3,446	14,737
Trelleborg AB, Class B	324	5,320
Volvo AB, Class A	318	5,440
Volvo AB, Class B	2,160	36,922

		570,136

Switzerland — 9.7%
ABB Ltd. (Registered)	2,552	59,416
Adecco Group AG (Registered)	212	12,421
Alcon, Inc.*	644	38,046
Baloise Holding AG (Registered)	62	11,202
Barry Callebaut AG (Registered)	4	8,835
Chocoladefabriken Lindt & Spruengli AG	1	8,394
Cie Financiere Richemont SA (Registered)	688	49,964
Coca-Cola HBC AG*	252	9,257
Credit Suisse Group AG (Registered)*	3,206	40,540
EMS-Chemie Holding AG (Registered)	10	6,543
Geberit AG (Registered)	52	27,442
Givaudan SA (Registered)	11	36,294
Glencore plc*	14,456	42,278
Julius Baer Group Ltd.	294	14,690
Kuehne + Nagel International AG (Registered)	66	10,667
LafargeHolcim Ltd. (Registered)*	642	32,627
Lonza Group AG (Registered)*	100	41,069
Mediclinic International plc	630	3,064
Nestle SA (Registered)	3,934	433,892
Novartis AG (Registered)	3,358	317,224
Pargesa Holding SA	46	3,685
Partners Group Holding AG	26	23,802
Roche Holding AG	38	12,597
Roche Holding AG	925	310,308
Schindler Holding AG	54	13,948
Schindler Holding AG (Registered)	26	6,464
SGS SA (Registered)	8	23,141
Sika AG (Registered)	168	30,211
Sonova Holding AG (Registered)	70	17,554
STMicroelectronics NV	870	24,223
Straumann Holding AG (Registered)	15	14,297
Swatch Group AG (The)	40	10,034
Swatch Group AG (The) (Registered)	82	3,986

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Switzerland — continued
Swiss Life Holding AG (Registered)	44	22,118
Swiss Re AG	382	43,135
Swisscom AG (Registered)	32	17,557
Temenos AG (Registered)*	84	13,513
UBS Group AG (Registered)*	5,062	62,868
Vifor Pharma AG	58	10,688
Zurich Insurance Group AG	200	83,024

		1,951,018

United Arab Emirates — 0.0%(b)
NMC Health plc	120	2,041

United Kingdom — 14.2%
3i Group plc	1,284	18,678
Admiral Group plc	328	9,765
Aggreko plc	268	2,720
Ashtead Group plc	603	19,464
ASOS plc*	76	3,084
Associated British Foods plc	474	16,407
AstraZeneca plc	1,736	169,829
Auto Trader Group plc(a)	1,244	9,179
AVEVA Group plc	82	5,317
Aviva plc	5,200	27,251
Babcock International Group plc	590	4,587
BAE Systems plc	4,218	35,064
Barclays plc	21,288	47,011
Barratt Developments plc	1,342	14,208
Berkeley Group Holdings plc	168	11,625
BP plc	26,736	160,954
British American Tobacco plc	3,024	133,343
British Land Co. plc (The), REIT	1,246	9,112
BT Group plc	11,590	24,628
Bunzl plc	442	11,448
Burberry Group plc	540	13,846
Centrica plc	7,704	8,631
CK Hutchison Holdings Ltd.	3,500	30,925
CNH Industrial NV	1,316	12,535
Coca-Cola European Partners plc	282	14,836
Compass Group plc	2,106	52,065
ConvaTec Group plc(a)	2,064	5,654
Croda International plc	174	11,426
DCC plc	136	10,981
Derwent London plc, REIT	142	7,694
Diageo plc	3,082	121,872
Direct Line Insurance Group plc	1,814	8,079
DS Smith plc	1,804	8,088
easyJet plc	354	6,498
Experian plc	1,220	42,466
Fiat Chrysler Automobiles NV	1,454	18,942
G4S plc	2,048	5,270
GlaxoSmithKline plc	6,600	154,964
GVC Holdings plc	762	8,811
Halma plc	502	13,934
Hammerson plc, REIT	1,020	3,139
Hargreaves Lansdown plc	364	8,263
Hiscox Ltd.	384	6,644
HSBC Holdings plc	27,268	198,243
Imperial Brands plc	1,272	32,617
Informa plc	1,658	16,936
InterContinental Hotels Group plc	246	15,153
Intertek Group plc	210	15,934
ITV plc	4,790	8,534
J Sainsbury plc	2,070	5,521
JD Sports Fashion plc	544	5,883
John Wood Group plc	892	4,415
Johnson Matthey plc	264	9,052
Just Eat plc*	788	8,959
Kingfisher plc	2,818	7,566
Land Securities Group plc, REIT	994	12,290
Legal & General Group plc	7,808	31,403
Lloyds Banking Group plc	92,742	69,235
London Stock Exchange Group plc	418	43,196
M&G plc*	3,404	10,741
Marks & Spencer Group plc	2,578	5,978
Meggitt plc	1,021	9,083
Melrose Industries plc	6,424	19,688
Micro Focus International plc	476	6,392
Mondi plc	638	12,981
National Grid plc	4,956	65,849
Next plc	178	16,177
Ocado Group plc*	776	12,512
Pearson plc	1,030	7,688
Persimmon plc	418	16,828
Phoenix Group Holdings plc	696	6,948
Prudential plc	3,420	60,809
Reckitt Benckiser Group plc	976	80,787
RELX plc	2,660	70,575
Rentokil Initial plc	2,426	14,941
Rightmove plc	1,190	10,313
Rolls-Royce Holdings plc*	2,518	22,179
Royal Bank of Scotland Group plc	6,074	17,397
Royal Mail plc	1,318	3,445
RSA Insurance Group plc	1,356	9,838
Sage Group plc (The)	1,482	14,428
Schroders plc	174	7,367
Schroders plc (Non-Voting)	64	2,100
Segro plc, REIT	262	3,146
Severn Trent plc	316	10,762
Smith & Nephew plc	1,176	28,296
Smiths Group plc	520	11,562
Spirax-Sarco Engineering plc	100	11,747
SSE plc	1,364	27,151
St James’s Place plc	700	10,528
Standard Chartered plc	3,566	29,653
Standard Life Aberdeen plc	3,174	12,612
Subsea 7 SA	314	3,357
Tate & Lyle plc	616	6,439
Taylor Wimpey plc	4,320	12,271
TechnipFMC plc	558	8,926
Tesco plc	12,840	41,762
Travis Perkins plc	334	6,823
Unilever NV	1,933	112,795
Unilever plc	1,558	92,937
United Utilities Group plc	898	12,016
Vodafone Group plc	35,416	69,583
Weir Group plc (The)	346	6,140
Whitbread plc	176	10,375
Wm Morrison Supermarkets plc	3,160	7,577
WPP plc	1,646	20,466

		2,856,142

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
United States — 0.3%
Carnival plc	244	9,965
Ferguson plc	310	27,839
James Hardie Industries plc, CHDI	600	12,616
QIAGEN NV*	300	10,020

		60,440

TOTAL COMMON STOCKS (Cost $19,806,597)		20,018,491

SHORT-TERM INVESTMENTS — 0.5%
INVESTMENT COMPANIES — 0.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(d)(e)(Cost $84,966)	84,966	84,966

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(d)(e)(Cost $13,180)	13,180	13,180

TOTAL SHORT-TERM INVESTMENTS (Cost $98,146)		98,146

Total Investments — 99.9% (Cost $19,904,743)		20,116,637
Other Assets Less Liabilities — 0.1%		26,011

Net Assets — 100.0%		20,142,648

Percentages indicated are based on net assets.

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	9.1%
Pharmaceuticals	8.9
Insurance	5.4
Oil, Gas & Consumable Fuels	4.3
Food Products	3.7
Chemicals	3.3
Automobiles	3.1
Machinery	2.9
Metals & Mining	2.6
Textiles, Apparel & Luxury Goods	2.5
Capital Markets	2.5
Beverages	2.2
Electric Utilities	2.0
Real Estate Management & Development	2.0
Personal Products	2.0
Diversified Telecommunication Services	2.0
Health Care Equipment & Supplies	1.9
Equity Real Estate Investment Trusts (REITs)	1.8
Electronic Equipment, Instruments & Components	1.7
Professional Services	1.6
Aerospace & Defense	1.6
Wireless Telecommunication Services	1.6
Semiconductors & Semiconductor Equipment	1.6
Electrical Equipment	1.5
Food & Staples Retailing	1.4
Trading Companies & Distributors	1.4
Household Durables	1.4
Software	1.4
Hotels, Restaurants & Leisure	1.4
Industrial Conglomerates	1.3
Road & Rail	1.3
IT Services	1.2
Multi-Utilities	1.1
Tobacco	1.0
Construction & Engineering	1.0
Auto Components	1.0
Biotechnology	1.0
Building Products	1.0
Others (each less than 1.0%)	10.8
Short-Term Investments	0.5

Abbreviations

CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
FDR	Fiduciary Depository Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGPS	Holding company
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is $12,225.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	1	03/2020	USD	98,775	(2,076)

Abbreviations

EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$1,451,175	$—	$1,451,175
Austria	13,023	43,813	—	56,836
Belgium	3,105	217,097	—	220,202
Cambodia	—	2,821	—	2,821
Chile	—	4,904	—	4,904
China	—	44,366	—	44,366
Colombia	—	6,045	—	6,045
Denmark	11,843	360,098	—	371,941
Finland	71,496	178,903	—	250,399
France	54,357	2,037,455	—	2,091,812
Germany	42,704	1,583,839	—	1,626,543
Ghana	—	1,232	—	1,232
Hong Kong	4,058	534,851	—	538,909
Ireland	40,822	71,186	—	112,008
Israel	—	82,380	—	82,380
Italy	3,427	444,215	—	447,642
Japan	21,260	5,219,178	—	5,240,438
Jordan	—	4,346	—	4,346
Luxembourg	—	35,856	—	35,856
Macau	—	49,395	—	49,395
Mexico	—	2,061	—	2,061
Netherlands	2,454	836,867	—	839,321
New Zealand	—	57,588	—	57,588
Norway	1,866	133,338	—	135,204
Portugal	1,158	34,105	—	35,263
Russia	—	7,760	—	7,760
Singapore	2,449	268,048	—	270,497
South Africa	—	47,700	—	47,700
Spain	2,608	541,462	—	544,070
Sweden	21,817	548,319	—	570,136
Switzerland	8,394	1,942,624	—	1,951,018
United Arab Emirates	—	2,041	—	2,041
United Kingdom	99,383	2,756,759	—	2,856,142
United States	—	60,440	—	60,440

Total Common Stocks	406,224	19,612,267	—	20,018,491

Short-Term Investments
Investment Companies	84,966	—	—	84,966
Investment of cash collateral from securities loaned	13,180	—	—	13,180

Total Short-Term Investments	98,146	—	—	98,146

Total Investments in Securities	$504,370	$19,612,267	$—	$20,116,637

Depreciation in Other Financial Instruments
Futures Contracts	$(2,076)	$—	$—	$(2,076)

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2020
Security Description	Value at December 3, 2019(c)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	$—	$13,630	$450	$—	$—	$13,180	13,180	$6	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(a)(b)	—	93,404	8,438	—	—	84,966	84,966	109	—

Total	$—	$107,034	$8,888	$—	$—	$98,146		$115	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.
(c)	Commencement of operations.